Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 23,198	$ 16,995	$ 14,317
Property, plant and equipment net of accumulated depreciation	782	886	2,426
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	211	457	1,614
Property, plant and equipment net of accumulated depreciation	782	886	2,426
Rest of EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	6,566	3,798	2,892
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	13,609	10,631	8,217
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,745	2,062	1,526
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 67	$ 47	$ 68